Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets
Prepaid expenses and other current assets comprise of:

(in thousands of $)	December 31, 2024	December 31, 2023
Prepaid interest (1)	2,286	2,410
Other prepaid expenses (2)	1,329	997
Inventory	1,505	634
Other current assets (3)	1,060	2,402
	6,180	6,443

(1) Prepaid interest relates to interest paid in advance for "Mount Norefjell,” “Mount Ita,” “Mount Etna” and “Mount Blanc”. Bareboat payments on the lease for these vessels were paid in advance.

(2) Other prepaid expenses are primarily comprised of prepaid operating expenses, prepaid insurance and cash advance to crew for delivered vessels.

(3) Other current assets primarily relates to funding advanced to vessel managers.